Finance costs, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance costs, net
Interest expense - long-term debt	$ 7,322	$ 3,312
Interest income - other	(3,200)	(1,899)
Total finance costs, net	$ 4,122	$ 1,413